INVESTMENTS - Available For Sale Securities (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 44,574	$ 45,256	$ 41,445
Gross Unrealized Gains	656	2,199	1,600
Gross Unrealized Losses	1,451	324	1,053
Fixed maturities, available-for-sale	43,779	47,131	41,992
OTTI in AOCI	2	2	11
Amortized Cost
Due in one year or less	2,182	1,651
Due in years two through five	9,092	10,350
Due in years six through ten	15,022	13,638
Due after ten years	16,940	17,417
Subtotal	43,236	43,056
Total	44,574	45,068
Fair Value
Due in one year or less	2,192	1,668
Due in years two through five	9,142	10,649
Due in years six through ten	14,680	13,852
Due after ten years	16,400	18,693
Subtotal	42,414	44,862
Total	43,779	46,941
Corporate
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	28,327	17,181	15,930
Gross Unrealized Gains	416	806	767
Gross Unrealized Losses	693	33	102
Fixed maturities, available-for-sale	28,050	17,954	16,595
OTTI in AOCI	0	0
Private Corporate
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		7,299	7,133
Gross Unrealized Gains		225	221
Gross Unrealized Losses		32	57
Fixed maturities, available-for-sale		7,492	7,297
U.S. Treasury, government and agency
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	14,052	17,759	15,187
Gross Unrealized Gains	137	1,000	405
Gross Unrealized Losses	732	251	756
Fixed maturities, available-for-sale	13,457	18,508	14,836
OTTI in AOCI	0	0
States and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	417	422	441
Gross Unrealized Gains	43	67	64
Gross Unrealized Losses	1	0	2
Fixed maturities, available-for-sale	459	489	503
OTTI in AOCI	0	0
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	440	395	384
Gross Unrealized Gains	18	29	30
Gross Unrealized Losses	10	5	14
Fixed maturities, available-for-sale	448	419	400
OTTI in AOCI	0	0
Commercial Mortgage- backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost			472
Gross Unrealized Gains			31
Gross Unrealized Losses			108
Fixed maturities, available-for-sale			395
OTTI in AOCI			8
Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	234	797	980	[1],[2]
Gross Unrealized Gains	9	22	27	[1],[2]
Gross Unrealized Losses	1	1	2	[1],[2]
Fixed maturities, available-for-sale	242	818	1,005	[1],[2]
OTTI in AOCI	0	0
Amortized Cost
Without single maturity date	234	797
Fair Value
Without single maturity date	242	818
Asset- backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	624	745	273	[3]
Gross Unrealized Gains	2	5	10	[3]
Gross Unrealized Losses	6	1	1	[3]
Fixed maturities, available-for-sale	620	749	282	[3]
OTTI in AOCI	2	2	3	[3]
Amortized Cost
Without single maturity date	624	745
Fair Value
Without single maturity date	620	749
Redeemable preferred stock
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	480	470	532
Gross Unrealized Gains	31	43	45
Gross Unrealized Losses	8	1	11
Fixed maturities, available-for-sale	503	512	566
OTTI in AOCI	0	0
Amortized Cost
Without single maturity date	480	470
Fair Value
Without single maturity date	503	512
Fixed Maturities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	44,574	45,068	41,332
Gross Unrealized Gains	656	2,197	1,600
Gross Unrealized Losses	1,451	324	1,053
Fixed maturities, available-for-sale	43,779	46,941	41,879
OTTI in AOCI	2	2	11
Amortized Cost
Total	44,574	45,068	41,332
Equity securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	0	188	113
Gross Unrealized Gains	0	2
Gross Unrealized Losses	0	0
Fixed maturities, available-for-sale	0	190	$ 113
OTTI in AOCI	$ 0	$ 0

[1]	Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.
[2]	Includes publicly traded agency pass-through securities and collateralized obligations.
[3]	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.